Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Provisions [abstract]
Provisions

			Undrawn contractually committed facilities and guarantees[a]		Legal, competition and regulatory matters	Sundry provisions
	Onerous contracts	Redundancy and restructuring		Customer redress			Total
	£m	£m	£m	£m	£m	£m	£m
As at 1 January 2022	5	326	542	530	226	279	1,908
Additions	—	77	145	1,184	462	120	1,988
Amounts utilised	(2)	(186)	—	(1,393)	(557)	(60)	(2,198)
Unused amounts reversed	(3)	(88)	(128)	(94)	(15)	(64)	(392)
Exchange and other movements	—	7	24	151	43	13	238
As at 31 December 2022	—	136	583	378	159	288	1,544
Note
a    Undrawn contractually committed facilities and guarantees provisions are accounted for under IFRS 9.